INVESTMENT IN OASIS LLCS	12 Months Ended
May 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 7 – INVESTMENT IN OASIS LLCS

On December 4, 2017, the Company and Alternative Solutions, LLC (“Alternative Solutions”) entered into a Membership Interest Purchase Agreement (the “Acquisition Agreement”) for the Company to acquire the outstanding equity interests in three subsidiaries (collectively, the “Oasis LLCs”), Serenity Wellness Center LLC d/b/a/ Oasis Medical Cannabis, Serenity Wellness Growers LLC, and Serenity Wellness Products LLC, from Alternative Solutions.  Pursuant to the Acquisition Agreement, the Company paid a non-refundable deposit of $250,000 upon signing, which was followed by an additional payment of $1,800,000 on February 5, 2018, for an initial 10% of each of the subsidiaries. As of May 31, 2018, the Company had a total investment of $2,050,000 in the Oasis LLCs (see note 16).

The closing consideration that the Company must pay to acquire the remaining 90% of the subsidiaries, is equal to cash in the amount of $6,200,000, a $4.0 million promissory note due in December 2019, and $6,000,000 in shares of the Company’s common stock.

The number of shares shall equal $6,000,000 divided by the lower of $1.00 or the conversion price to receive one share of the Company’s common stock in its next equity offering that it commences in 2018 that exceeds $6 million, multiplied by 80%.  The promissory note will be secured by a first priority security interest over the assets of each of the Oasis LLCs, including the Company’s 10% equity interest in the three subsidiaries, and the Company shall deliver to Alternative Solutions a confession of judgment that will become effective in the event of any event of default under the promissory note.

Assuming the Company closes on the acquisition, in May 2020, Alternative Solutions will be entitled to a $1,000,000 payment from the Company, if the existing dispensary operated by an Oasis LLC has maintained an average revenue of $20,000 per day during the 2019 calendar year.

The sale, assignment, transfer, pledge or other disposition of any interest in the Oasis LLCs or Alternative Solutions is ineffective unless approved by the State of Nevada and any municipality in which the three subsidiaries’ operations is licensed.

As of May 31, 2018, the Company had not yet received regulatory approval to own the 10% interest in Oasis LLCs.  As a result, the amount that has been paid by the Company is being held by Alternative Solutions.